Capital and Reserves - Disclosure of Information About Stock Option Activity (Details) - shares	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Capital And Reserves
Options outstanding at beginning of year	768,000	828,000	1,587,000
Forfeited during the year		(60,000)	(36,900)
Expired during the year	(768,000)		(722,100)
Options outstanding and exercisable at the end of year		768,000	828,000